Commitments and Pledges (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2025 ILS (₪) shares
Commitments and Pledges [Line Items]
Raising capital	$ 342	₪ 1,140
Issued and outstanding share capital, percentage				50.00%
Allocate share capital, percentage				12.00%
Expenses				$ 200
Percentage of ordinary shares				1.00%
Investment amount						$ 342	₪ 1,140
Convertible loan				$ 30
Option to purchase shares | shares				282,667
Exercise price per share | $ / shares				$ 0.11
Exercise option shares | shares				3,794
Repayment date				4 years
Vice President [Member]
Commitments and Pledges [Line Items]
Option shares | shares				442,118				442,118
Investors [Member]
Commitments and Pledges [Line Items]
Issued and outstanding share capital, percentage				13.48%
Mr. Amir’s holdings [Member]
Commitments and Pledges [Line Items]
Allocate share capital, percentage				3.00%
Related parties [Member]
Commitments and Pledges [Line Items]
Percentage of ordinary shares				0.50%
Share-based payment arrangements [Member]
Commitments and Pledges [Line Items]
Investment agreement				$ 137
Option pricing model [Member]
Commitments and Pledges [Line Items]
Exercise price per share | $ / shares				$ 0.843
Exercise option shares				53,624
Collaboration Agreement [Member]
Commitments and Pledges [Line Items]
Raising capital			$ 225
IPO [Member]
Commitments and Pledges [Line Items]
Investment agreement				$ 215				₪ 670
Share price of discount rate percentage	33.00%	33.00%
IPO [Member] | Investment Agreement [Member]
Commitments and Pledges [Line Items]
Investment agreement				$ 10				₪ 31